UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2008
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Empyrean Capital Partners, LP
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Address:   10250 Constellation Boulevard
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           Suite 2950
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           Los Angeles, California  90067
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Form 13F File Number:      028-11141
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Tony Hynes
           --------------------------------------------------
Title:     Chief Financial Officer
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Phone:     310-843-3060
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Tony Hynes             Los Angeles, California         2/13/09
       ------------------------   ------------------------------  ----------



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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




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Report Summary:


Number of Other Included Managers:             0
                                               ---------

Form 13F Information Table Entry Total:        16
                                               ---------

Form 13F Information Table Value Total:        $128,341
                                               --------
                                               (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,
other than the manager filing this report.    NONE


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                                                                       FORM 13F INFORMATION TABLE

         COLUMN 1              COLUMN 2        COLUMN3       COLUMN 4       COLUMN 5      COLUMN 6   COLUMN 7          COLUMN 8
                                                              VALUE    SHRS OR  SH/ PUT/ INVESTMENT   OTHER       VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP        (x$1000)  PRN AMT  PRN CALL DISCRETION  MANAGERS  SOLE   SHARED    NONE


APEX SILVER MINES LTD         NOTE 2.875% 3/1   03760X AB 7     135    4500000 PRN        SOLE                 4500000

CLIFFS NATURAL RESOURCES INC  COM               18683K 95 1    2451        707 SH   PUT   SOLE                     707

FIRST ADVANTAGE CORP          CL A              31845F 10 0    5903     417201 SH         SOLE                  417201

GENENTECH INC                 COM NEW           368710 40 6   16375     197500 SH         SOLE                  197500

ISHARES TR                    TRANSP AVE IDX    464287 19 2    3786      59800 SH         SOLE                   59800

LAMAR ADVERTISING CO          NOTE 2.875% 12/3  512815 AH 4    2285    3000000 PRN        SOLE                 3000000

LIBERTY MEDIA CORP NEW        CAP COM SER A     53071M 30 2   10974    2330000 SH         SOLE                 2330000

NRG ENERGY INC                COM NEW           629377 50 8    9332     400000 SH         SOLE                  400000


PIER 1 IMPORTS INC            NOTE 6.375% 2/1   720279 AH 1     283    1000000 PRN        SOLE                 1000000

POWERSHARES QQQ TRUST         UNIT SER 1        73935A 10 4     681      22900 SH         SOLE                   22900

SELECT SECTOR SPDR TR         SBI INT-TECH      81369Y 80 3    5852     379781 SH         SOLE                  379781

UST INC                       COM               902911 10 6   15819     228000 SH         SOLE                  228000

VECTOR GROUP LTD              DBCV 5.750% 6/1   92240M AL 2   17860   19000000 PRN        SOLE                19000000

VIRGIN MEDIA INC              COM               92769L 10 1    6198    1242000 SH         SOLE                 1242000

WASTE MGMT INC DEL            COM               94106L 90 9     581       2500 SH   CALL  SOLE                    2500

WASTE MGMT INC DEL            COM               94106L 10 9   29826     900000 SH         SOLE                  900000

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